JACKSON VARIABLE SERIES TRUST
1 Corporate Way, Lansing, MI 48951
(517) 381-5500

October 28, 2019

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:	Jackson Variable Series Trust
File Nos. 333-177369 and 811-22613

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated October 14, 2019, filed pursuant to Rule 497(e), for the JNL/DFA U.S. Small Cap Fund, JNL/Mellon Equity Income Fund and JNL/WCM Focused International Equity Fund.

If you have any questions concerning this filing, please contact me at (312) 720-9730.

Very truly yours,

/s/ Emily J. Bennett

Susan S. Rhee
Assistant Secretary

enc.